MINING PROJECTS EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
MINING PROJECTS EXPENSES
Schedule of mining projects expenses

		For the years ended
	December 31, 2024	December 31, 2023
	$	$
Wages and benefits	3,934	3,087
Share-based compensation	648	511
Consulting fees	164	1,636
Materials, consumables, and supplies	623	630
Maintenance and subcontracting	587	782
Geology and drilling	—	19
Utilities	362	360
Depreciation and amortization	254	265
Other	285	253
Uatnan Mining Project - Exploration and evaluation expenses	18,681	100
Grants	(29)	(119)
Tax credits	(455)	1,932
Mining projects expenses	25,054	9,456